INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 2,761	$ 1,111
Tax losses in foreign jurisdictions, to be paid between 2025 and 2037	40
Tax losses in foreign jurisdictions, carried forward indefinitely	32
Realized capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	73	73
Unrealized capital losses on debt and derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	2,572	926
Tax losses in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	72	71
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 44	$ 41